Provisions and Other Non-Current Liabilities	6 Months Ended
Jun. 30, 2024
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Provisions and Other Non-Current Liabilities
Note 14: Provisions and Other
Non-Current
Liabilities

	June 30,	December 31,

	2024	2023

Net defined benefit plan obligations	524	535

Deferred compensation and employee incentives	75	74

Provisions	73	71

Other non-current liabilities	6	12

Total provisions and other non-current liabilities	678	692